Stockholders' Equity - Warrants Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants
Options outstanding, beginning balance (in shares)	386,751	1,790,000	1,790,000
Granted (in shares)	0	2,084,620	0
Forfeited (in shares)	(16,844)	(781,712)	0
Exercised (in shares)	0	0	0
Options outstanding, ending balance (in shares)	369,907	386,751	1,790,000	1,790,000
Vested and expected to vest (in shares)		3,092,909
Exercisable (in shares)	159,001	1,084,500
Weighted Average Exercise Price
Weighted average beginning balance (in dollars per share)	$ 4.39	$ 0.19	$ 0.19
Weighted average grants (in dollars per share)	0	0.77	3.32
Weighted average forfeitures (in dollars per share)	6.16	0.32
Exercised (in dollars per share)	0
Weighted average ending balance (in dollars per share)	4.31	4.39	$ 0.19	$ 0.19
Weighted average vested and expected to vest (in dollars per share)		0.55
Exercisable (in dollars per share)	$ 1.85	$ 0.14
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual term options, outstanding	7 years 4 months 17 days	7 years 11 months 8 days	6 years 1 month 2 days	7 years 1 month 2 days
Weighted average remaining contractual term, options, vested and expected to vest		7 years 11 months 8 days
Weighted average remaining contractual term, options, exercisable	5 years 5 months 15 days	5 years 4 months 13 days
Aggregate Intrinsic Value
Options, outstanding intrinsic value	$ 193,492	$ 463,495	$ 3,098,055	$ 6,176,855
Options, vested and expected to vest, outstanding, aggregate intrinsic value		463,494
Options, exercisable, intrinsic value	$ 193,492	$ 463,494
Previously Reported
Warrants
Options outstanding, beginning balance (in shares)	3,092,908
Options outstanding, ending balance (in shares)		3,092,908
Weighted Average Exercise Price
Weighted average beginning balance (in dollars per share)	$ 0.55
Weighted average ending balance (in dollars per share)		$ 0.55
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual term options, outstanding		7 years 11 months 8 days
Aggregate Intrinsic Value
Options, outstanding intrinsic value		$ 463,494
Warrant
Warrants
Options outstanding, beginning balance (in shares)	2,321,411	5,527,778	275,000
Granted (in shares)	203,579	14,492,754	5,527,778
Forfeited (in shares)	0	0	(275,000)
Exercised (in shares)	0	(1,449,276)	0
Options outstanding, ending balance (in shares)	2,524,990	2,321,411	5,527,778	275,000
Vested and expected to vest (in shares)		18,571,256
Exercisable (in shares)	2,524,990	18,571,256
Weighted Average Exercise Price
Weighted average beginning balance (in dollars per share)	$ 11.78	$ 3.32	$ 1.01
Weighted average grants (in dollars per share)	3.51	0.69
Weighted average forfeitures (in dollars per share)	0	0	1.01
Exercised (in dollars per share)	0	0.69	0
Weighted average ending balance (in dollars per share)	11.12	11.78	$ 3.32	$ 1.01
Weighted average vested and expected to vest (in dollars per share)		1.47
Exercisable (in dollars per share)	$ 11.12	$ 1.47
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual term options, outstanding	3 years 10 months 13 days	4 years 3 months 21 days	4 years 7 months 13 days	2 months 23 days
Weighted average remaining contractual term, options, vested and expected to vest		4 years 3 months 21 days
Weighted average remaining contractual term, options, exercisable	3 years 10 months 13 days	4 years 3 months 21 days
Aggregate Intrinsic Value
Options, outstanding intrinsic value	$ 0	$ 0	$ 0	$ 723,250
Options, vested and expected to vest, outstanding, aggregate intrinsic value		0
Options, exercisable, intrinsic value	$ 0	$ 0
Warrant | Previously Reported
Warrants
Options outstanding, beginning balance (in shares)	18,571,256
Options outstanding, ending balance (in shares)		18,571,256
Weighted Average Exercise Price
Weighted average beginning balance (in dollars per share)	$ 1.47
Weighted average ending balance (in dollars per share)		$ 1.47
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual term options, outstanding		4 years 3 months 21 days
Aggregate Intrinsic Value
Options, outstanding intrinsic value		$ 0